Acquisitions, disposals and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions, disposals and discontinued operations
Schedule of results of the discontinued operations

	Year ended December 31, 2020
	Rocketbank	SOVEST	Total
Revenue	1,151	1,463	2,614
Operating costs and expenses:	(2,065)	(2,290)	(4,355)
Cost of revenue (exclusive of items shown separately below)	(604)	(160)	(764)
Selling, general and administrative expenses	(338)	(424)	(762)
Personnel expenses	(986)	(796)	(1,782)
Depreciation and amortization	(111)	(54)	(165)
Credit loss (expense)/income	8	(788)	(780)
Impairment of non-current assets	(34)	(68)	(102)
Loss from operations	(914)	(827)	(1,741)
Loss from sale of Sovest loans’ portfolio	—	(712)	(712)
Foreign exchange gain and loss, net	(25)	—	(25)
Interest income and expenses, net	(25)	(6)	(31)
Loss before tax from discontinued operations	(964)	(1,545)	(2,509)
Income tax benefit	138	63	201
Net loss from discontinued operations	(826)	(1,482)	(2,308)

Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			(37.07)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			(36.98)

Taxiaggregator
Acquisitions, disposals and discontinued operations
Schedule of details of business combination

The acquisition date fair value of the Group’s previously held interest	116
Cash consideration	706
Total consideration transferred	822

Fair value
Net assets acquired:
Intangible assets	233
Software	64
Customer relationships	169
Deferred tax liabilities	(39)
Total identifiable net assets at fair value	194
Group’s share of net assets acquired (80%)	156
Goodwill arising on acquisition	666

RealWeb
Acquisitions, disposals and discontinued operations
Schedule of details of business combination

Net assets acquired:	Fair value
Intangible assets	1,163
Software	792
Trademarks	371
Trade and other receivables	3,286
Cash and cash equivalents	3,089
Other assets	116
Deferred tax	(140)
Trade and other payables	(6,056)
Other liabilities	(273)
Total identifiable net assets at fair value	1,185
Group’s share of net assets acquired (79%)	931
Goodwill arising on acquisition	842

Analysis of cash flows on acquisition:	Amount
Cash paid	(1,773)
Net cash acquired with the subsidiaries	3,089
Total cash acquired in business combination	1,316

Advanced Digital Applications Holding Ltd (ADAH)
Acquisitions, disposals and discontinued operations
Schedule of details of acquisition of associate

Cash consideration transferred ($11 million)	660
Fair value of option received from ADAH	(333)
Total consideration	327

Net assets acquired:	Fair value
Intangible assets	408
Accounts receivable	610
Cash and cash equivalents	603
Other assets	25
Debt	(512)
Trade and other payables	(204)
Other liabilities	(57)
Total identifiable net assets at fair value	873
Group’s share of net assets acquired (9.9%)	86
Goodwill arising on acquisition	241

JSC Tochka
Acquisitions, disposals and discontinued operations
Schedule of result on disposal

The result of disposal is presented below:

Fixed amount	4,947
Amount contingent on Tochka’s earnings for the year 2021	4,647
Dividends received from associate*	532
Carrying amount of disposed investment	(1,949)
Total gain on disposal	8,177
*	Receiving the Dividends was the substantial condition of the transaction and treated as part of the price. Dividends were received after the Group has ceased to apply equity accounting for the associate.